Effect of the Great East Japan Earthquake (Narrative) (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2011 Cost of Sales [Member] USD ($)	Mar. 31, 2011 Cost of Sales [Member] JPY (¥)	Mar. 31, 2011 Imaging & Solutions [Member] USD ($)	Mar. 31, 2011 Imaging & Solutions [Member] JPY (¥)	Mar. 31, 2011 Industrial Products [Member] USD ($)	Mar. 31, 2011 Industrial Products [Member] JPY (¥)
Cost and expense, Total	$ 59,976	¥ 4,978,000	$ 12,253	¥ 1,017,000
Recognized Unallocated Overhead Costs			$ 12,735	¥ 1,057,000	$ 12,108	¥ 1,005,000	$ 627	¥ 52,000